Restructuring and other items - Additional Information (Detail)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Mar. 31, 2011 1st Quarter 2011 Restructuring Plan USD ($)	Dec. 31, 2012 1st Quarter 2011 Restructuring Plan USD ($)	Mar. 31, 2011 1st Quarter 2011 Restructuring Plan Clinical Research USD ($)	Mar. 31, 2011 1st Quarter 2011 Restructuring Plan Central Laboratory USD ($)	Sep. 30, 2011 3rd Quarter 2011 Restructuring Plan Clinical Research USD ($)	Dec. 31, 2012 2012 Restructuring Plan USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 4,525,000		$ 9,817,000	$ 5,000,000	$ 100,000	$ 3,500,000	$ 1,500,000	$ 4,800,000	$ 4,600,000
Resource rationalizations										3,400,000
Lease termination and exit costs					1,000,000				900,000	1,200,000
Workforce reductions					4,000,000				3,900,000
Agreement settlement charges		200,000	160,000
Discretionary bonus received		243,000	194,000
Share-based compensation	$ 620,000	$ 738,000